Note 2 - Summary of Significant Accounting Policies (Q3) (Details) - USD ($)		3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 09, 2015	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash, Cash Equivalents, and Short-term Investments, Total		$ 3,000,000	$ 1,600,000		$ 3,000,000		$ 3,000,000		$ 1,600,000
Short-term Investments, Total		313,737	452,301		313,737		$ 313,737		$ 452,301	$ 503,810
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)						0	0	0	0	0
Income Tax Expense (Benefit), Total		0		$ 0			$ 0	$ 0	$ 0	$ 0	$ 0
Sale of Stock, Number of Shares Issued in Transaction (in shares)	6,459,948
Percentage of Common Shares Owned by Investor	60.20%
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)							0
Gain (Loss) on Extinguishment of Contingent Liabilities					501,892		$ 501,892
Deposits Paid to Supplier in Support of JWMRP Contract [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Loss Contingency, Loss in Period			544,000						544,000
Domestic Tax Authority [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Operating Loss Carryforwards, Total		146,700,000			146,700,000		146,700,000
Operating Loss Carryforwards, Amount Subject to Expiration		139,700,000			139,700,000		139,700,000
Operating Loss Carryforwards, Amount Not Subject to Expiration		7,000,000			7,000,000		7,000,000
Tax Credit Carryforward, Amount		4,200,000			4,200,000		4,200,000
Operating Loss Carryforwards With Limited Ability to Utilize		124,800,000			124,800,000		124,800,000
Tax Credit Carryforwards With Limited Ability to Utilize		3,650,000			3,650,000		3,650,000
State and Local Jurisdiction [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Operating Loss Carryforwards, Total		92,600,000	92,600,000		92,600,000		92,600,000		92,600,000
Tax Credit Carryforward, Amount		300,000	$ 300,000		300,000		300,000		$ 300,000
Operating Loss Carryforwards With Limited Ability to Utilize		73,400,000			73,400,000		73,400,000
Tax Credit Carryforwards With Limited Ability to Utilize		$ 300,000			$ 300,000		$ 300,000
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)		597,557			597,557		597,557			597,557
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		520,678	461,452		520,678		520,678		461,452
Common Stock, Capital Shares Reserved for Future Issuance (in shares)		76,879	136,105		76,879		76,879		136,105
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee (in shares)							100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period (Year)							10 years		10 years
The ESPP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		725,000	625,000		725,000		725,000		625,000
Percentage of Common Stock Outstanding of Preceding Year							10.00%		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Limited Per Year (in dollars per share)		100,000	100,000		100,000		100,000		100,000
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate		15.00%	15.00%		15.00%		15.00%		15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Discount from Market Price, Offering Date							85.00%		85.00%
Certificates of Deposit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Short-term Investments, Total		$ 300,000			$ 300,000		$ 300,000			$ 500,000